ADVERTISING AND PROMOTION (Tables)	12 Months Ended
Dec. 31, 2018
ADVERTISING AND PROMOTION
Schedule of advertising and promotion expenses

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	510,031	317,843	199,368	28,997
Sales agent expenses	44,260	107,022	23,897	3,476
Total	554,291	424,865	223,265	32,473